Note 19 - Segmented information:	12 Months Ended
Dec. 31, 2011
Segment Reporting Disclosure [Text Block]
19.   Segmented information

The Company operates primarily in one business segment with substantially all of its consolidated assets located in Canada and operations located in Canada, the United States, Switzerland and the United Kingdom. During the years ended December 31, 2011 and 2010, 100% of total revenue was derived from two collaborators (note 15).